Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of restricted share units

	Number of RSUs		Weighted average grant date fair value per share
	2023	2022	2023	2022
As at 1 January	87,642	42,896	$11.43	$12.24
Granted during the year	68,273	59,441	$3.78	$8.00
Vested during the year (1)	(86,566)	(14,253)	$10.63	$12.17
Forfeited during the year	(14,396)	(442)	$11.77	$12.24
As at December 31	54,953	87,642	$10.20	$11.43

(1)	10,000 ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2023 (2022: none).

Schedule of range of assumptions

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	80.38%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	1.31%
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$4.26
Share price	$9.42	$9.42	$4.02
Fair value of option on grant date	$6.14	$6.18	$2.87

Schedule of option outstanding

	Number of options		Weighted average Grant date fair value per share
Options outstanding December 31, 2021	-	$
Granted	2,128,554		$5.21
Vested	(461,887)		$3.31
Forfeited	-		-
Options outstanding December 31, 2022	1,666,667		$5.21
Granted during the year	154,074		$2.87
Vested during the year	(354,074)		$4.71
Forfeited during the year	(666,667)		6.16
Options outstanding December 31, 2023	800,000		$6.14

Schedule of incentive shares

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2021	30,000	$23
Granted	-	-
Vested	-	-
Forfeited	(25,000)	-
Incentive shares outstanding December 31, 2022	5,000	$23
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2023	5,000	$23

Schedule of reconciliation to statement of profit or loss

	2023	2022	2021
	€’000	€’000	€’000
2020 Earn-Out	-	-	(1,400)
RSUs	464	526	228
Incentive shares	5	21	331
Options	1,956	2,962	-
Forfeiture of options - Reversal of expense	(1,032)	-	-
Share-based payment expense/ (credit)	1,393	3,509	(841)